BRCS-STAT SUP 1 102513
Statutory Prospectus Supplement dated October 25, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Balanced-Risk Commodity Strategy Fund
Effective November 8, 2013, Invesco Balanced-Risk Commodity Strategy Fund will re-open to new investors.
Accordingly, effective November 8, 2013, (i) the last sentence on the front cover of the prospectus is deleted in its entirety and (ii) the section entitled “Other Information – Limited Fund Offering” is hereby deleted in its entirety.
BRCS- STAT SUP 1 102513

AIF-SUP-1 102513
Statutory Prospectus Supplement dated October 25, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund

Effective November 8, 2013, Invesco Balanced-Risk Commodity Strategy Fund will re-open to new investors.
Accordingly, effective November 8, 2013, (i) the last sentence on the front cover of the prospectus is deleted in its entirety and (ii) the information appearing under the heading “Other Information – Limited Fund Offering (Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund)” is deleted in its entirety and replaced with the following:
“Limited Fund Offering (Invesco Developing Markets Fund and Invesco Small Companies Fund)
Effective as of the close of business on November 22, 2010, Invesco Developing Markets closed to new investors. Effective as of the close of business on March 15, 2012, Invesco Small Companies Fund will close to new investors. Investors should note that the Funds reserve the right to refuse any order that might disrupt the efficient management of the Funds.

Investors who invested in the Invesco Developing Markets Fund on or prior to November 22, 2010 may continue to make additional purchases in their accounts. Investors who are invested in the Invesco Small Companies Fund on or prior to March 15, 2012 may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares and may add new accounts at the plan level that may purchase Invesco Developing Markets Fund and Invesco Small Companies Fund shares if the retirement plan had invested in Invesco Developing Markets Fund and Invesco Small Companies Fund as of November 22, 2010 and March 15, 2012, respectively. Any brokerage firm wrap program may continue to make additional purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares and may add new accounts at the program level that may purchase Invesco Developing Markets Fund and Invesco Small Companies Fund shares if the brokerage firm wrap program had invested in Invesco Developing Markets Fund and Invesco Small Companies Fund as of November 22, 2010 and March 15, 2012, respectively. All retirement plans and brokerage firm wrap programs that had approved Invesco Developing Markets Fund and Invesco Small Companies Fund as investment options as of November 22, 2010 and March 15, 2012, respectively, but that had not opened an account in Invesco Developing Markets Fund and Invesco Small Companies Fund as of that date, may open an account and make purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares, provided that the retirement plan or the brokerage firm wrap program opened its initial account with Invesco Developing Markets Fund prior to October 31, 2011 and with respect to Invesco Small Companies Fund opened its initial account prior to September 15, 2012.

The Funds may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

AIF-SUP-1 102513	1